Financial Instruments (Schedule Of Estimated Fair Value Of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt including current portion, Carrying amount	¥ 4,166,783	¥ 4,192,674
Long-term debt including current portion, Fair value	¥ 4,386,409	¥ 4,354,131